Revenue (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Revenue by Service Type
Revenue by service type

	Year ended March 31,
	2021	2020	2019
Industry-specific	$372,505	$364,022	$307,214
Finance and accounting	212,563	211,069	175,194
Customer experience services	154,368	192,466	183,199
Research and analytics	94,545	96,337	91,716
Auto claims	54,620	46,418	34,885
Others	24,042	17,946	16,912

Total	$912,643	$928,258	$809,120

Summary of Revenue by Industry
Revenue by industry

	Year ended March 31,
	2021	2020	2019
Insurance*	$266,669	$257,586	$215,242
Healthcare	172,878	146,622	124,109
Diversified businesses including manufacturing, retail, CPG, media and entertainment, and telecom	139,449	152,973	142,091
Travel and leisure	129,231	166,766	140,996
Shipping and logistics	63,530	56,064	49,858
Utilities	41,945	58,064	56,334
Consulting and professional services	56,386	49,698	44,142
Banking and financial services	42,555	40,485	36,348

Total	$912,643	$928,258	$809,120

*	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.

Summary of Revenue by Contract Type
Revenue by contract type

	Year ended March 31,
	2021	2020	2019
Full-time-equivalent	$592,868	$615,765	$522,436
Transaction*	133,423	144,637	137,219
Subscription	98,176	83,135	66,542
Fixed price	42,371	43,518	42,512
Others	45,805	41,203	40,411

Total	$912,643	$928,258	$809,120

*	Includes revenue disclosed under the Auto Claims BPM segment in Note 28.

Summary of Revenue by Delivery Location
Revenue by delivery location

	Year ended March 31,
	2021	2020	2019
India	$463,908	$476,078	$419,040
United States	150,418	134,031	116,905
Philippines	119,855	130,350	110,845
UK*	72,178	60,244	44,841
South Africa	51,625	68,051	67,465
Sri Lanka	15,748	13,766	13,011
Romania	13,107	17,433	14,077
China	12,740	12,399	11,739
Spain	5,224	8,959	2,117
Poland	4,816	3,649	6,135
Costa Rica	3,024	3,298	2,945

Total	$912,643	$928,258	$809,120

* Includes revenue disclosed under the Auto Claims BPM segment in Note 28.

Summary of Movement in Contract Assets
The movement in contract assets during the year ended March 31, 2021 is as follows:

	As at
	March 31, 2021
	Sales Commission	Transition activities	Upfront payment / Others	Total
Opening balance	$7,427	$19,006	$9,932	$36,365
Additions during the year	2,365	7,151	5,008	14,524
Amortization/recognition during the year	(1,816)	(9,216)	(6,725)	(17,757)
Impairment loss recognized during the year	(351)	—	—	(351)
Translation adjustments	487	715	906	2,108

Closing balance	$8,112	$17,656	$9,121	$34,889

The movement in contract assets during the year ended March 31, 2020 is as follows:

	As at
	March 31, 2020
	Sales Commission	Transition activities	Upfront payment / Others	Total
Opening balance	$8,031	$13,411	$4,785	$26,227
Additions during the year	2,189	10,683	11,185	24,057
Amortization/recognition during the year	(1,675)	(4,122)	(5,087)	(10,884)
Impairment loss recognized during the year	(804)	—	(411)	(1,215)
Translation adjustments	(314)	(966)	(540)	(1,820)

Closing balance	$7,427	$19,006	$9,932	$36,365

Summary of Movement in Contract Liabilities

	As at
	March 31, 2021	March 31, 2020
Contract liabilities:
Payments in advance of services	$24,874	$26,150
Advance billings	4,241	3,687
Others	215	517

Total	$29,330	$30,354

Revenue recognized during the year ended March 31, 2021 and 2020, which was included in the contract liabilities balance at the beginning of the respective periods is as follows:

	As at
	March 31, 2021	March 31, 2020
Payments in advance of services	$7,695	$1,854
Advance billings	3,168	1,560
Others	492	226

Total	$11,355	$3,640

Summary of Estimated Revenue Expected to be Recognized in Future Related to Remaining Performance Obligations
The estimated revenue expected to be recognized in the future relating to remaining performance obligations as at March 31, 2021 and March 31, 2020 is as follows:

	As at March 31, 2021
	Less than 1 Year	1-2 years	2-5 years	More than 5 years	Total
Transaction price allocated to remaining performance obligations	$8,807	$7,842	$6,206	$14	$22,869

	As at March 31, 2020
	Less than 1 Year	1-2 years	2-5 years	More than 5 years	Total
Transaction price allocated to remaining performance obligations	$13,318	$4,224	$5,517	$—	$23,059